SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	$ (1,936,758)	$ (1,700,301)	$ (1,713,714)
Income tax expense (benefit) at federal statutory rate	21.00%	21.00%	21.00%
Income tax expense (benefit) at federal statutory rate	$ (24,108)	$ (17,442)	$ (21,754)
Income tax expense (benefit) at federal statutory rate	(0.20%)	0.20%	0.30%
Income tax expense (benefit) at federal statutory rate	$ (205,230)	$ 911,500	$ 5,119
Income tax expense (benefit) at federal statutory rate	2.20%	(11.30%)	(0.10%)
Income tax expense (benefit) at federal statutory rate	$ 1,952,580	$ 720,407	$ 2,295,280
Income tax expense (benefit) at federal statutory rate	(21.20%)	(8.90%)	(28.10%)
Income tax expense (benefit) at federal statutory rate	$ (227,266)	$ 166,816	$ (528,281)
Income tax expense (benefit) at federal statutory rate	2.64%	(2.10%)	6.50%
Income tax expense (benefit) at federal statutory rate	$ 457,407
Income tax expense (benefit) at federal statutory rate	(4.90%)
Income tax expense (benefit) at federal statutory rate	$ 88,323
Income tax expense (benefit) at federal statutory rate	(0.90%)
Income tax expense (benefit) at federal statutory rate		$ 9,531	$ 3,614
Income tax expense (benefit) at federal statutory rate		(0.10%)	(0.00%)
Income tax expense (benefit) at federal statutory rate	$ 104,948	$ 90,511	$ 40,264
Income tax expense (benefit) at federal statutory rate	(1.14%)	(1.10%)	(0.50%)